Intangible assets - Summary of intangible assets (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	R 898,527	R 881,900
Additions	93,137	94,638
Transfers		0
Disposals	0	(1,188)
Amortization charge	(64,877)	(63,926)	R (44,734)
Impairment loss	(930)	(2,687)	(3,166)
Currency translation differences	29,789	(10,210)
Closing net book amount	955,646	898,527	881,900
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	1,115,390	1,057,998
Currency translation differences	34,751	(12,766)
Closing net book amount	1,217,015	1,115,390	1,057,998
Accumulated amortization and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	(216,863)	(176,098)
Currency translation differences	(4,962)	2,556
Closing net book amount	(261,369)	(216,863)	(176,098)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	611,644	618,910
Additions	0	0
Transfers		0
Disposals	0	0
Amortization charge	0	0
Impairment loss	0	0
Currency translation differences	25,587	(7,266)
Closing net book amount	637,231	611,644	618,910
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	611,644	618,910
Currency translation differences	25,587	(7,266)
Closing net book amount	637,231	611,644	618,910
Goodwill | Accumulated amortization and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	0	0
Currency translation differences	0	0
Closing net book amount	0	0	0
Patents and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	444	926
Additions	213	31
Transfers		0
Disposals	0	0
Amortization charge	(119)	(513)
Impairment loss	0	0
Currency translation differences	0	0
Closing net book amount	538	444	926
Patents and trademarks | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	1,031	3,155
Currency translation differences	0	0
Closing net book amount	1,244	1,031	3,155
Patents and trademarks | Accumulated amortization and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	(587)	(2,229)
Currency translation differences	0	0
Closing net book amount	(706)	(587)	(2,229)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	20,651	23,223
Additions	0	5,300
Transfers		0
Disposals	0	0
Amortization charge	(6,797)	(7,516)
Impairment loss	0	0
Currency translation differences	(9)	(356)
Closing net book amount	13,845	20,651	23,223
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	44,990	40,165
Currency translation differences	1,053	(475)
Closing net book amount	46,043	44,990	40,165
Fully depreciated intangible assets retired		2,200
Customer relationships | Accumulated amortization and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	(24,339)	(16,942)
Currency translation differences	(1,062)	119
Closing net book amount	(32,198)	(24,339)	(16,942)
Product development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	199,017	175,789
Additions	69,912	65,342
Transfers		(365)
Disposals	0	(1,188)
Amortization charge	(37,318)	(37,639)
Impairment loss	(930)	(2,687)
Currency translation differences	229	(235)
Closing net book amount	230,910	199,017	175,789
Product development costs | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	312,338	265,637
Currency translation differences	374	(265)
Closing net book amount	365,665	312,338	265,637
Fully depreciated intangible assets retired	17,000	13,900
Product development costs | Accumulated amortization and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	(113,321)	(89,848)
Currency translation differences	(145)	30
Closing net book amount	(134,755)	(113,321)	(89,848)
Computer software, technology, in-house software and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	66,771	63,052
Additions	23,012	23,965
Transfers		365
Disposals	0	0
Amortization charge	(20,643)	(18,258)
Impairment loss	0	0
Currency translation differences	3,982	(2,353)
Closing net book amount	73,122	66,771	63,052
Computer software, technology, in-house software and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	145,387	130,131
Currency translation differences	7,737	(4,760)
Closing net book amount	166,832	145,387	130,131
Fully depreciated intangible assets retired	9,300	4,300
Computer software, technology, in-house software and other | Accumulated amortization and impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	(78,616)	(67,079)
Currency translation differences	(3,755)	2,407
Closing net book amount	R (93,710)	R (78,616)	R (67,079)